INVESTMENT PROPERTIES - Sensitivity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Discount rate
Investment Properties:
Fair value at +50 basis points	$ 7,427,244
Fair value at +25 basis points	7,575,460
Fair value at base rate	7,727,368
Fair value at -25 basis points	7,882,953
Fair value at -50 basis points	8,042,436
Change in fair value at +50 basis points	(300,124)
Change in fair value at +25 basis points	(151,908)
Change in fair value at -25 basis points	155,585
Change in fair value at -50 basis points	315,068
Terminal capitalization rate
Investment Properties:
Fair value at +50 basis points	7,249,199
Fair value at +25 basis points	7,476,136
Fair value at base rate	7,727,368
Fair value at -25 basis points	8,006,996
Fair value at -50 basis points	8,320,427
Change in fair value at +50 basis points	(478,169)
Change in fair value at +25 basis points	(251,232)
Change in fair value at -25 basis points	279,628
Change in fair value at -50 basis points	$ 593,059